Condensed financial information of the Company	12 Months Ended
Mar. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of the Company

23.	Condensed financial information of the Company

The following is the condensed financial information of the Company on a parent company only basis.

Condensed balance sheets

	As of March 31,
	2025	2024
ASSETS
Current assets:
Cash and cash equivalents	$207,511	$231,694
Deferred expenses	52,500	49,125
Prepayment and other current assets	—	70,000
Amounts due from subsidiaries and VIE	3,701,752	3,791,734
Amounts due from related parties	93,686	—
Investment in subsidiaries and VIE	10,595,038	17,358,111
TOTAL ASSETS	$14,650,487	$21,500,664
LIABILITIES
Current liabilities:
Amounts due to related parties	7,107	2,107
Amounts due to subsidiaries and VIE	—	—
Other payables	—	—
Accrued expenses and liabilities	297,405	—
Bond payable-current	600,000	—
TOTAL LIABILITIES	$904,512	$2,107

SHAREHOLDERS’ EQUITY:
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 15,929,451 and 15,449,451 shares issued and outstanding as of March 31, 2025 and 2024, respectively	3,186	3,090
Additional paid-in capital	17,872,227	19,055,297
Statutory reserve	40,590	745,590
(Accumulated Deficit)/Retained earnings	(4,232,288)	3,389,754
Accumulated other comprehensive income/(loss)	62,260	(1,695,174)
TOTAL SHAREHOLDERS’ EQUITY	$13,745,975	$21,498,557
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$14,650,487	$21,500,664

Condensed statements of income

	For the years ended March 31,
	2025	2024	2023
General and administrative expenses	$(1,413,467)	$(825,582)	$(2,226,956)
Investment loss, net	—	—	—
Share of profit in subsidiaries and VIE	(6,155,143)	(4,629,554)	(18,678,368)
Others, net	(12,842)	732,990	(1,661)
Income before income tax provision	(7,581,452)	(4,722,146)	(20,906,985)
Provision for income tax	—	—	—
Net loss	$(7,581,452)	$(4,722,146)	$(20,906,985)

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Condensed cash flow

	For the year ended March 31,
	2025	2024	2023
Net cash used in operating activities	$(624,183)	$(966,510)	$(1,779,420)
Net cash used in investing activities	—	—	(645,000)
Net cash provided by financing activities	600,000	—	1,000,000
Net increase/(decrease) in cash and cash equivalent	$(24,183)	$(966,510)	$(1,424,420)

Condensed statements of comprehensive income

	For the years ended March 31,
	2025	2024	2023
Net loss	$(7,581,452)	$(4,722,146)	$(20,906,985)
Other comprehensive income	107,698	(733,539)	(3,402,058)
Comprehensive income	$(7,473,754)	$(5,455,685)	$(24,309,043)

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs.

The parent company records its investment in its subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and VIE” and their respective profit or loss as “Share of profit in subsidiaries and VIE” on the condensed statements of income. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in subsidiaries and VIE is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIE or is otherwise committed to provide further financial support. If the subsidiaries and VIE subsequently report net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statement.